Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Investments in available-for-sale securities	$ 5,173	$ 6,701
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	5,173	6,701
Total	5,173	6,701
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	5,173	6,701
Total	$ 5,173	$ 6,701